PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, equipment and software, net
Depreciation and amortization of property, equipment and software	$ 2,502,562	¥ 16,200,000	¥ 259,254	¥ 300,000
Gain (Loss) on Disposition of Property Plant Equipment				¥ 10,000.00
Gain (Loss) on Disposition of Business		¥ 200,000